SCHEDULE OF TAX LOSSES (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
IfrsStatementLineItems [Line Items]
Unused tax losses for which no deferred tax asset has been recognised	$ 100,694,696	$ 97,259,045	$ 90,254,547
Potential tax benefit @ 21% (USA)	$ 24,691,039	$ 24,850,918	$ 23,104,882
Applicable tax rate	26.00%	27.50%	27.50%
AU [Member]
IfrsStatementLineItems [Line Items]
Potential tax benefit @ 21% (USA)	$ 19,165,603	$ 18,727,578	$ 17,563,730
AUSTRALIA
IfrsStatementLineItems [Line Items]
Applicable tax rate	26.00%	26.00%	26.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Potential tax benefit @ 21% (USA)	$ 5,665,976	$ 6,123,340	$ 5,541,152
Applicable tax rate	21.00%	21.00%	21.00%